RELATED PARTY TRANSACTIONS - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Aug. 31, 2022	Jul. 31, 2022
Related Party Transaction [Line Items]
Rent expense	$ 2,563	$ 2,441
Related Party | Isla Vista GHG LLC
Related Party Transaction [Line Items]
Lease term	10 years
Base rent, initial amount	$ 144
Rent expense	269	269
Initial monthly rent	$ 5
Increased percentage of rent	3.00%
Related Party | Kazan Trust
Related Party Transaction [Line Items]
Lease term				10 years
Base rent, initial amount					$ 36
Rent expense	$ 36	36
Rent expense percentage					3.00%
Related Party | Lease Agreements | Neo Street Partners LLC
Related Party Transaction [Line Items]
Lease term	5 years
Base rent, initial amount	$ 213
Base rent, years two to five	243
Renewal term			1 year
Rent expense	$ 373	439
Related Party | Lease Agreements | 3645 Long Beach
Related Party Transaction [Line Items]
Lease term	5 years
Base rent, initial amount	$ 64
Rent expense	80	$ 77
Base rent, years two	$ 69
Rent expense percentage	5.00%